Net (Loss)/Income per Share	12 Months Ended
Dec. 31, 2022
Net (Loss)/Income per Share
Net (Loss)/Income per Share

15.Net (Loss)/Income per Share

For the years ended December 31, 2020, 2021 and 2022, the following shares outstanding were excluded from the calculation of diluted net (loss)/income per share, as their inclusion would have been anti-dilutive for the periods prescribed but which could potentially dilute EPS in the future.

	For the year ended December 31,
	2020	2021	2022
Share options	2,092,300	7,036,117	—
Restricted shares	3,141,612	5,680,877	—
Restricted share units	—	2,462,618	—
Total	5,233,912	15,179,612	—

The following table sets forth the computation of basic and diluted net (loss)/income per share of the Company for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(82,184)	(127,250)	86,504
Less: accretions to preferred shares redemption value	(154,066)	—	—
Less: net loss attributable to the non-controlling interest shareholders	—	—	(13)
Net (loss)/income attributable to Lizhi Inc.’s ordinary shareholders	(236,250)	(127,250)	86,517

Denominator:
Weighted average number of ordinary shares outstanding, basic	883,202,412	991,715,849	1,036,485,949
Add:
Share options	—	—	852,691
Restricted shares	—	—	1,279,270
Weighted average number of ordinary shares outstanding, diluted	883,202,412	991,715,849	1,038,617,910

Basic net (loss)/income per share attributable to Lizhi Inc.’s ordinary shareholders	(0.27)	(0.13)	0.08
Diluted net (loss)/income per share attributable to Lizhi Inc.’s ordinary shareholders	(0.27)	(0.13)	0.08